VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—95.9%
Consumer Discretionary—10.0%
EssilorLuxottica S.A. (France)(1)	114,286	$ 17,114
Ferrari N.V. (Italy)	61,338	11,262
Flutter Entertainment plc (Ireland)(2)	119,252	12,057
Hermes International (France)	12,911	14,437
Yum China Holdings, Inc. (China)	328,606	16,031
		70,901

Consumer Staples—11.3%
Budweiser Brewing Co. APAC Ltd. (Hong Kong)	2,357,899	7,061
Diageo plc (United Kingdom)	581,212	24,979
L’Oreal S.A. (France)	49,827	17,195
Nestle S.A. Registered Shares (Switzerland)	261,086	30,478
		79,713

Financials—3.6%
London Stock Exchange Group plc (United Kingdom)	276,284	25,668
Health Care—16.1%
Alcon, Inc. (Switzerland)	465,378	32,506
Eurofins Scientific SE (Luxembourg)	210,786	16,585
Hoya Corp. (Japan)	174,708	14,917
Lonza Group AG Registered Shares (Switzerland)	40,079	21,369
Mettler-Toledo International, Inc. (United States)(2)	9,423	10,825
Sartorius Stedim Biotech (France)	56,459	17,708
		113,910

Industrials—29.1%
Ashtead Group plc (United Kingdom)	179,697	7,523
CAE, Inc. (Canada)(2)	835,658	20,593
Canadian National Railway Co. (Canada)	252,638	28,418
Epiroc AB Class A (Sweden)	830,643	12,825
Experian plc (Ireland)	582,208	17,052
IMCD N.V. (Netherlands)	106,787	14,654
RELX plc (United Kingdom)	1,310,024	35,498
Rentokil Initial plc (United Kingdom)	4,049,854	23,397
Teleperformance (France)	48,231	14,824
Wolters Kluwer N.V. (Netherlands)	315,673	30,620
		205,404

Information Technology—24.0%
Adyen N.V. (Netherlands)(2)	6,805	9,898
Constellation Software, Inc. (Canada)	28,591	42,444
Halma plc (United Kingdom)	710,572	17,377
Keyence Corp. (Japan)	40,475	13,836
Mastercard, Inc. Class A (United States)	116,360	36,709
Obic Co., Ltd. (Japan)	165,066	23,346
Tata Consultancy Services Ltd. (India)	625,415	25,874
		169,484

	Shares	Value

Materials—1.8%
Air Liquide S.A. (France)	93,013	$ 12,488
Total Common Stocks (Identified Cost $593,621)		677,568

Total Long-Term Investments—95.9% (Identified Cost $593,621)		677,568

Short-Term Investment—4.7%
Money Market Mutual Fund—4.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(3)	33,083,634	33,084
Total Short-Term Investment (Identified Cost $33,084)		33,084

Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(3)(4)	1,419,614	1,419
Total Securities Lending Collateral (Identified Cost $1,419)		1,419

TOTAL INVESTMENTS—100.8% (Identified Cost $628,124)		$712,071
Other assets and liabilities, net—(0.8)%		(5,986)
NET ASSETS—100.0%		$706,085

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United Kingdom	19%
France	13
Canada	13
Switzerland	12
United States	11
Netherlands	8
Japan	7
Other	17
Total	100%
† % of total investments as of June 30, 2022.
See Notes to Schedule of Investments

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$677,568	$677,568
Securities Lending Collateral	1,419	1,419
Money Market Mutual Fund	33,084	33,084
Total Investments	$712,071	$712,071
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or  out of Level 3 related to securities held at June 30, 2022.
See Notes to Schedule of Investments

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND  NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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